Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Provisions [abstract]
Provision as of beginning of period	€ 318	€ 414	€ 414
Cost of services	38	€ 42	84
Discounting costs	0		1
Expense for the period	38		85
Actuarial gains or losses recognized in other comprehensive income	(106)		(182)
Provision as of the end of period	€ 250		€ 318